Lease liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at Opening	$ 23,845	$ 23,043
Remeasurement / new contracts	14,370	4,949
Payment of principal and interest (*)	(6,272)	(5,423)
Interest expenses	1,809	1,356
Foreign exchange gains and losses	(1,858)	(1,390)
Translation adjustment	2,003	1,457
Transfers	(98)	(147)
Balance at Ending	33,799	23,845
Lease liability, current	7,200	5,557
Lease liability, non current	26,599	18,288
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Balance at Opening	6,020	4,604
Remeasurement / new contracts	2,276	2,730
Payment of principal and interest (*)	(2,273)	(1,785)
Interest expenses	519	365
Foreign exchange gains and losses	(223)	(169)
Translation adjustment	472	287
Transfers	1	(12)
Balance at Ending	6,792	6,020
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Balance at Opening	17,825	18,439
Remeasurement / new contracts	12,094	2,219
Payment of principal and interest (*)	(3,999)	(3,638)
Interest expenses	1,290	991
Foreign exchange gains and losses	(1,635)	(1,221)
Translation adjustment	1,531	1,170
Transfers	(99)	(135)
Balance at Ending	$ 27,007	$ 17,825